CASH RESOURCE TRUST
SEMI-ANNUAL REPORT
JANUARY 31, 1996

TO OUR SHAREHOLDERS

Thank you for your investment in the Cash Resource Trust (CRT). It is our privilege to send you the CRT Semi-Annual Report for the period ended January 31, 1996. The Cash Resource Trust (CRT) money-market funds are part of a diversified family of mutual funds offered by Mentor Investment Group, an investment management firm with more than the $5.5 billion in assets under management.

Mentor manages mutual funds and separately-invested portfolios for individuals and institutions in seven different investment management styles: Growth from investments in small companies, large high-quality companies, and global and international investments; fixed-income management for current income or total return; and cash management.

The CRT money-market funds seek current income consistent with preservation of capital and maintenance of liquidity. CRT now serves the needs of more than 300,000 investors. The Funds are managed according to a policy that places strong emphasis on credit research. Each investment is carefully reviewed and quality is never sacrificed to attain higher yields.

Following are financial statements for the Money-Market Funds, the U.S. Government Money-Market Fund, and the Tax-Exempt Money-Market Fund, with comments from members of the management team regarding their investment strategy and economic outlook.

We appreciate your confidence in us and look forward to continuing to serve you.

Sincerely,
/s/ DANIEL J. LUDEMAN                   /s/ PAUL F. COSTELLO
Daniel J. Ludeman                       Paul F. Costello
CHAIRMAN                                PRESIDENT

AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE IS NO GUARANTEE THAT THE FUNDS WILL MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

FOR MORE INFORMATION AND PROSPECTUSES FOR MENTOR FUNDS AND MENTOR INSTITUTIONAL SERIES TRUST, PLEASE CALL US (800/382-0016), OR CONTACT YOUR FINANCIAL CONSULTANT. THE PROSPECTUSES CONTAIN COMPLETE INFORMATION REGARDING FEES, SALES CHARGES, AND EXPENSES. PLEASE READ THEM CAREFULLY BEFORE INVESTING OR SENDING MONEY.

CASH RESOURCE TRUST
MANAGERS' OVERVIEW
JANUARY 31, 1996

The three portfolios of the Cash Resource Trust (CRT), managed by Commonwealth Investment Counsel, are invested in accordance with conservative standards which place primary emphasis on liquidity and safety of principal:

 * The CRT Money-Market Fund is a diversified portfolio of fixed-income securities, including commercial paper, bank obligations, and other short-term investments.

 * The CRT U.S. Government Money-Market Fund is invested entirely in securities backed by the U.S. government or its agencies, and related repurchase agreements.

 * The CRT Tax-Exempt Money-Market Fund is structured to generate income exempt from federal taxes.

The six months ending January 31, 1996 was one of mixed signals for money managers. The period began August 1, 1995 with the Federal Reserve having just lowered the key Fed Funds rate to 5.75%, the first reduction in two years. The next four months witnessed a mixed pattern of economic data, with the economy seemingly poised for strong growth but frustrated by a sluggish consumer. During this period the markets tended to vacillate within a relatively narrow trading range based on whether the latest statistics were weak or strong. But the strongest evidence indicated a soft economy, with the result that the Fed reduced rates to 5.50% in December and 5.25% in January.

It now appears, however, that the data for the latter part of the period were distorted, first by the partial government shut-down and then by the bad weather, and were not as weak as first reported. Expectations now are that the economy may finally be on a more positive growth track and further cuts by the Fed may not be forthcoming.

The fixed-income markets sold off sharply in response to this change in expectations, with rates rising. The money-market area was no exception. The remainder of the year appears more uncertain than usual, with the course of the economy and Fed policy somewhat open to question, the budget impasse still not resolved, and presidential elections taking place. Volatility is likely to be high, and our pledge to you is to continue our emphasis on safety and liquidity through high credit standards and conservative investment policies.

/s/ R. PRESTON NUTTALL
R. Preston Nuttall
DIRECTOR OF CASH MANAGEMENT

/s/ HUBERT R. WHITE
Hubert R. White
PORTFOLIO MANAGER

/s/ KATHRYN T. ALLEN
Kathryn T. Allen
PORTFOLIO MANAGER

CASH RESOURCE TRUST
MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 1996 (UNAUDITED)
(IN THOUSANDS)

                                                                  Percent of        Principal      Value
                                                                  Net Assets         Amount       (Note 2)
BANKERS ACCEPTANCES                                              1.34%
  Corestates Bank, 5.57%, 2/20/96                                                    $ 2,000      $  1,994
  Nationsbank Corporation, 5.25%, 4/23/96                                              5,000         4,940
TOTAL BANKERS ACCEPTANCES                                                                            6,934

CERTIFICATES OF DEPOSIT                                          7.73%
  Bank of Montreal, 5.53%, 2/08/96                                                    20,000        20,000
  National Bank of Detroit, 5.46%, 2/16/96                                            20,000        20,000
TOTAL CERTIFICATES OF DEPOSIT                                                                       40,000

COMMERCIAL PAPER                                                70.43%
APPAREL & ACCESSORY STORES                                                3.85%
  J.C. Penny Funding Corporation, 5.62%, 2/29/96                                      20,000        19,913
ASSET BACKED SECURITIES                                                   3.85%
  CIESCO Limited Partnership, 5.64%, 2/22/96                                          20,000        19,934

COMMERCIAL BANKS                                                         21.65%
  ABN-Amro North America Finance, Inc.,
     5.68%, 2/22/96                                                                   20,000        19,934
  Corestates Capital Corporation, 5.13%, 6/13/96                                      18,000        17,659
  Internationale Nederlanden, 5.64%, 2/27/96                                          10,000         9,959
  Internationale Nederlanden, 5.61%, 3/15/96                                          10,000         9,933
  Nationsbank Corporation, 5.54%, 3/28/96                                             10,000         9,913
  Nationsbank Corporation, 5.50%, 5/17/96                                              5,000         4,919
  Societe Generale N.A., Inc., 5.61%, 2/09/96                                         20,000        19,975
  Svenska Handelsbanken, 5.37%, 4/10/96                                               20,000        19,794
Total Commercial Banks                                                                             112,086

ELECTRIC SERVICES                                                         6.76%
  National Rural Utilities, 5.55%, 3/26/96                                            20,000        19,834
  Rincon Securities, Inc., 5.81%, 2/02/96                                              2,000         2,000
  Rincon Securities, Inc., 5.66%, 2/23/96                                              9,850         9,816
  Rincon Securities, Inc., 5.48%, 2/27/96                                              2,150         2,141
  Rincon Securities, Inc., 5.56%, 2/29/96                                              1,250         1,245
Total Electric Services                                                                             35,036

CASH RESOURCE TRUST
MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 1996 (UNAUDITED)
(IN THOUSANDS)

                                                                  Percent of        Principal      Value
                                                                  Net Assets         Amount       (Note 2)
COMMERCIAL PAPER (CONTINUED)

OIL AND GAS FIELD EXPLORATION SERVICES                                    3.85%
  Statoil, 5.70%, 2/22/96                                                            $20,000      $ 19,934

PERSONAL CREDIT INSTITUTIONS                                              3.84%
  Ford Motor Credit Company, 5.43%, 3/12/96                                           20,000        19,879

PETROLEUM REFINING                                                        3.66%
  Pemex Capital, Inc., 5.73%, 2/13/96                                                  8,000         7,985
  Pemex Capital, Inc., 5.71%, 2/16/96                                                 11,000        10,974
Total Petroleum Refining                                                                            18,959

RENTAL & LEASING                                                          3.71%
  General Electric Capital Corporation,
     5.50%, 4/04/96                                                                    6,400         6,338
  General Electric Capital Corporation, 5.26%, 4/1/96                                 13,000        12,852
Total Rental & Leasing                                                                              19,190

SECURITY BROKERS & DEALERS                                               15.40%
  Bear Stearns Company, 5.52%, 2/09/96                                                20,000        19,975
  CS First Boston, Inc., 5.51%, 2/14/96                                               13,000        12,974
  CS First Boston, Inc., 5.36%, 3/14/96                                                7,000         6,956
  Merrill Lynch & Company, Inc., 5.58%, 3/08/96                                        8,000         7,955
  Merrill Lynch & Company, Inc., 5.67%, 3/29/96                                       12,000        11,892
  Morgan Stanley Group, Inc., 5.50%, 2/16/96                                          20,000        19,954
Total Security Brokers & Dealers                                                                    79,706

TOBACCO PRODUCTS                                                          3.86%
  Philip Morris, 5.48%, 2/07/96                                                       20,000        19,982

TOTAL COMMERCIAL PAPER                                                                             364,619

CASH RESOURCE TRUST
MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 1996 (UNAUDITED)
(IN THOUSANDS)

                                                                  Percent of        Principal      Value
                                                                  Net Assets         Amount       (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS                                    3.85%
  Province of British Columbia, 5.58%, 2/26/96                                       $20,000      $ 19,923

U.S. GOVERNMENT SECURITIES AND AGENCIES                           7.72%
  Federal Home Loan Bank,
     5.75%-6.17%, 12/23/96-2/14/97 (a)                                                15,000        15,000
  Student Loan Marketing Association,
     5.33%-5.36%, 11/24/97-2/22/99 (a)                                                25,000        24,997
TOTAL U.S. GOVERNMENT SECURITIES AND AGENCIES                                                       39,997

REPURCHASE AGREEMENTS                                             8.98%
  Goldman, Sachs & Company
     Dated 1/31/96, 5.90%, due 2/01/96, collateralized by
     $47,023 Federal National Mortgage Association, 7.00%,
     1/01/26                                                                          46,471        46,471

TOTAL INVESTMENTS (COST $517,944)                               100.05%                            517,944

OTHER ASSETS LESS LIABILITIES                                    (0.05%)                               (260)

NET ASSETS                                                      100.00%                           $517,684

SEE NOTES TO PORTFOLIOS OF INVESTMENTS.

CASH RESOURCE TRUST
U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 1996 (UNAUDITED)
(IN THOUSANDS)

                                                                   Percent of     Principal       Value
                                                                   Net Assets      Amount        (Note 2)

U.S. GOVERNMENT SECURITIES AND AGENCIES                               51.93%
  Federal Home Loan Bank
     5.18% - 9.75%, 2/09/96 - 5/02/96                                             $ 152,000       $150,920
     5.51% - 6.04%, 3/08/96 - 2/16/99 (a)                                            62,000         62,000
  Federal Home Loan Mortgage Corporation
     5.28% - 6.84%, 2/05/96 - 4/11/96                                               197,207        196,709
  Federal National Mortgage Association
     5.02% - 5.55%, 2/27/96 - 7/12/96                                               170,000        167,912
  Student Loan Marketing Association
     5.33% - 6.08%, 7/01/96 - 2/08/99 (a)                                           112,500        112,498
TOTAL U.S. GOVERNMENT SECURITIES AND AGENCIES                                                      690,039

REPURCHASE AGREEMENTS                                                 47.88%
  Chase Manhatten Securities, Inc.
     Dated 1/31/96, 5.90%, due 2/01/96, collateralized
     by $60,193 Federal National Mortgage Association,
     7.00% - 7.50%, 3/01/24 - 12/01/25                                               60,000         60,000

  First Union Corporation
     Dated 1/31/96, 5.91%, due 2/01/96, collateralized by
     $181,056 U.S. Treasury Notes, 6.13%, 5/31/97 and $8,512
     U.S. Treasury Bill, 4.78%, 10/17/96                                            190,000        190,000

  Goldman, Sachs & Company
     Dated 1/31/96, 5.90%, due 2/01/96, collateralized by
     $147,975 Federal National Mortgage Association, 7.00%,
     1/01/26                                                                        146,237        146,237

  Lehman Brothers, Inc.
     Dated 1/31/96, 5.91%, due 2/01/96, collateralized
     by $24,621 Federal National Mortgage Association,
     3/01/24 - 4/01/24 and $35,619 Federal Home Loan Mortgage
     Corporation, 6.50% - 7.00%, 7/01/09 - 1/01/24                                   60,000         60,000

CASH RESOURCE TRUST
U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 1996 (UNAUDITED)
(IN THOUSANDS)

                                                                   Percent of     Principal       Value
                                                                   Net Assets      Amount        (Note 2)

REPURCHASE AGREEMENTS (CONTINUED)
  Nationsbank Corporation
     Dated 1/31/96, 5.95%, due 2/01/96, collateralized by
     $57,600 U.S. Treasury Notes, 6.25%, 8/31/00                                    $60,000     $   60,000

  Paine Webber, Inc.
     Dated 1/31/96, 5.92%, due 2/01/96, collateralized
     by $68,275 Government National Mortgage Association,
     7.00% - 7.50%, 11/15/23 - 11/15/27                                              60,000         60,000

  United Bank of Switzerland
     Dated 1/31/96, 5.82%, due 2/01/96, collateralized
     by $3,242 Federal Home Loan Mortgage Corporation,
     5.50% - 9.50%, 10/01/02 - 2/01/25 and $59,746 Federal
     National Mortgage Association - Strips, 6.50% - 9.00%,
     11/01/02 - 8/01/23                                                              60,000         60,000
TOTAL REPURCHASE AGREEMENTS                                                                        636,237

TOTAL INVESTMENTS (COST $1,326,276)                                   99.81%                     1,326,276

OTHER ASSETS LESS LIABILITIES                                          0.19%                         2,534

NET ASSETS                                                           100.00%                    $1,328,810

SEE NOTES TO PORTFOLIOS OF INVESTMENTS.

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 1996 (UNAUDITED)
(IN THOUSANDS)

                                                                 Percent of      Principal      Value
                                                                 Net Assets       Amount       (Note 2)
VARIABLE RATE TAX-EXEMPT
  DEMAND SECURITIES (A)                                         43.63%

ALABAMA                                                                2.11%
  University of Alabama Board of Trustees,
     3.15%, 10/01/13                                                              $ 6,400       $ 6,400

ARIZONA                                                                3.30%
  Apache County IDA Tucson Electric Power
     Company Project, 3.15%, 6/15/20                                               10,000        10,000

COLORADO                                                               2.48%
  Colorado Housing Finance Authority
     Series 1985, 3.30%, 5/01/97                                                    7,500         7,500

ILLINOIS                                                               4.45%
  Chicago O'Hare International Airport American Airlines
     Series 1983C, 3.20%, 1/01/18                                                   2,000         2,000
  Illinois DFA Grayhill, Inc. Project
     IDR, 3.35%, 2/01/05                                                            3,500         3,500
  Illinois DFA, 3.35%, 10/01/15                                                     4,760         4,760
  Illinois HFA West Suburban Hospital, 3.15%, 7/01/05                               3,200         3,200
                                                                                                 13,460
LOUISIANA                                                              2.00%
  Louisiana Public Facility College & University Project,
     3.10%, 9/01/10                                                                 6,065         6,065

MARYLAND                                                               3.28%
  Anne Arundel County, Oakland Hills Project,
     3.30%, 5/15/15                                                                 2,052         2,052
  Howard County PCR, Harmony Hall, Inc. Project, 3.30%,
     10/01/10                                                                       2,868         2,868
  Maryland State Health & Higher Education, Series B,
     3.10%, 4/01/35                                                                 5,000         5,000
                                                                                                  9,920

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 1996 (UNAUDITED)
(IN THOUSANDS)

                                                                 Percent of      Principal      Value
                                                                 Net Assets       Amount       (Note 2)
VARIABLE RATE TAX-EXEMPT
  DEMAND SECURITIES (CONTINUED)

NORTH CAROLINA                                                         5.85%
  Durham County Water & Sewer, 3.10%, 12/01/15                                    $ 2,800       $ 2,800
  Lincoln County Industrial Facility PCR Series 1994,
     3.45%, 8/01/09                                                                 6,000         6,000
  North Carolina Educational Facilities
     Bowman Grey School, 3.15%, 9/01/20                                             4,200         4,200
  North Carolina Medical Care Moses
     Cone Hospital Series 1995, 3.15%, 9/01/02                                      4,700         4,700
                                                                                                 17,700
NEW HAMPSHIRE                                                          3.30%
  New Hampshire Health & Higher Education Series E,
     3.15%, 12/01/25                                                               10,000        10,000

NEW JERSEY                                                             1.32%
  New Jersey Sports & Exposition Series C,
     2.85%, 9/01/24                                                                 4,000         4,000

PUERTO RICO                                                            0.03%
  Puerto Rico Highway & Transportation Series X,
     2.80%, 7/01/99                                                                   100           100

TENNESSEE                                                              0.74%
  Nashville and Davidson County Health and Education
     Facility, 3.30%, 5/01/20                                                       2,224         2,224

TEXAS                                                                  4.23%
  Greater East Texas Higher Education Series A,
     3.30%, 5/01/11                                                                 1,500         1,500
  North Texas Higher Education Student Loan Revenue Refund,
     Series 1991F, 3.25%, 4/01/20                                                   4,000         4,000
  Panhandle Plains Student Loan Revenue Series A,
     3.20%, 6/01/21                                                                 1,300         1,300
  Red River Authority PCR, 3.10%, 7/01/11                                           5,000         5,000

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 1996 (UNAUDITED)
(IN THOUSANDS)

                                                                 Percent of      Principal      Value
                                                                 Net Assets       Amount       (Note 2)
VARIABLE RATE TAX-EXEMPT
  DEMAND SECURITIES (CONTINUED)

TEXAS (CONTINUED)

  Texas Education Authority Series 1985B,
     3.10%, 12/01/25                                                               $1,000       $ 1,000
                                                                                                 12,800
VIRGINIA                                                               8.56%
  Capital Region Airport Series 1995C,
     3.05%, 7/01/23                                                                 3,000         3,000
  Chesterfield County IDR Midlothian Hotel Partnership,
     3.30%, 12/01/14                                                                6,344         6,344
  IDR of Hanover County Carter Machinery,
     3.30%, 11/01/98                                                                  500           500
  IDA of Henrico County Hermitage Project,
     3.70%, 5/01/24                                                                 4,500         4,500
  Loudon County IDR Falcons Landing, Series B,
     3.70%, 11/01/24                                                                  300           300
  Lynchburg IDA Mid-Atlantic Series G,
     3.15%, 12/01/25                                                                  500           500
  Peninsula Port Authority Dominion Terminal Association,
     3.70%, 7/01/16                                                                 3,000         3,000
  Richmond IDR Commonwealth Park,
     3.35%, 11/01/07                                                                1,364         1,364
  Roanoke IDR Quibell Corporate Project,
     3.30%, 9/01/15                                                                   292           292
  Spotsylvania City IDA Residential Care Facilities,
     3.30%, 10/01/20                                                                4,684         4,684
  Tazewell County IDR, 3.50%, 1/01/03                                               1,000         1,000
  Virginia Beach Revenue Bond, 3.30%, 9/01/09                                         410           410
                                                                                                 25,894
WISCONSIN                                                              0.66%
  Village of Pleasant Prairie Muskie Enterprise Project,
     Series 1995, 3.35%, 5/01/15                                                    2,000         2,000

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 1996 (UNAUDITED)
(IN THOUSANDS)

                                                                 Percent of      Principal      Value
                                                                 Net Assets       Amount       (Note 2)
VARIABLE RATE TAX-EXEMPT
  DEMAND SECURITIES (CONTINUED)

WYOMING                                                                1.32%
  Sweetwater County PCR Pacific Corporation Project,
     3.15%, 7/01/15                                                               $ 4,000      $  4,000
TOTAL VARIABLE RATE TAX-EXEMPT DEMAND SECURITIES                                                132,063
OTHER TAX-EXEMPT SECURITIES                                     59.51%

ALABAMA                                                                0.92%
  IDB of Fairfield USX Corporation Project, Series 1995,
     3.70%, 5/01/96                                                                 2,800         2,800

FLORIDA                                                                8.82%
  City of Jacksonville Series A,
     3.20% - 3.35%, 2/26/96 - 4/08/96                                              14,800        14,800
  Orange County Health Facilities Series 1985,
     3.25%, 2/22/96                                                                 3,400         3,400
  Putnam County Development Authority Seminole Electric
     Series 1984, 3.30%, 6/15/96                                                    3,000         3,000
  St. Lucie County Florida Power & Light PCR,
     3.75%, 3/08/96                                                                 3,000         3,000
  Sunshine State Government Finance Commission Series 1986
     Revenue Bond, 3.80%, 2/06/96                                                   2,500         2,500
                                                                                                 26,700
ILLINOIS                                                               2.05%
  City of Chicago GO Series 1995A, 3.75%, 5/01/96                                   3,200         3,200
  State of Illinois RANS, 4.50%, 5/10/96                                            3,000         3,005
                                                                                                  6,205
KANSAS                                                                 1.65%
  Burlington Revenue Refund Bond, 3.75%, 2/13/96                                    5,000         5,000

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 1996 (UNAUDITED)
(IN THOUSANDS)

                                                                 Percent of      Principal      Value
                                                                 Net Assets       Amount       (Note 2)
OTHER TAX-EXEMPT SECURITIES (CONTINUED)

KENTUCKY                                                               0.66%
  Pulaski County Solid Waste Project Series B,
     3.90%, 2/15/96                                                               $ 2,000      $  2,000

LOUISIANA                                                              3.30%
  Plaquemines Port Harbor Series C,
     3.80% - 3.90%, 2/14/96 - 2/16/96                                              10,000        10,000

MARYLAND                                                               0.99%
  Baltimore County PCR Baltimore Gas & Electric,
     3.40%, 3/07/96                                                                 3,000         3,000

MINNESOTA                                                              2.20%
  Rochester Health Care Series C, 3.70%, 2/27/96                                    5,500         5,500
  University of Minnesota Revenue Bond,
     3.25%, 8/01/96                                                                 1,150         1,150
                                                                                                  6,650
MISSISSIPPI                                                            0.76%
  Claiborne County PCR, 3.45%, 3/08/96                                              2,300         2,300

NORTH CAROLINA                                                         2.61%
  Wake County Industrial Facility Series 1990A,
     3.80%, 2/01/96                                                                 2,900         2,900
  Wake County Industrial Facility Series 1990A,
     3.75%, 2/07/96                                                                 5,000         5,000
                                                                                                  7,900
NEW JERSEY                                                             1.12%
  Port Authority New York & New Jersey Series B, 3.10%,
     3/12/96                                                                        1,395         1,395
  State of New Jersey GO, 3.10%, 3/12/96                                            2,000         2,000
                                                                                                  3,395

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 1996 (UNAUDITED)
(IN THOUSANDS)

                                                                 Percent of      Principal      Value
                                                                 Net Assets       Amount       (Note 2)
OTHER TAX-EXEMPT SECURITIES (CONTINUED)

NEW HAMPSHIRE                                                          0.66%
  New Hampshire New England Power Series 1990A,
     3.90%, 2/21/96                                                               $ 2,000      $  2,000

NEW YORK                                                               0.99%
  New York City Series 1996A, 4.50%, 2/15/96                                        3,000         3,001

NEVADA                                                                 1.19%
  Washoe County Water Facility, 3.70%, 4/10/96                                      3,600         3,600

SOUTH CAROLINA                                                         3.64%
  York County PCR Series 1984N-3, 3.75%, 3/15/96                                    6,000         6,000
  Beaufort County Series 1995, 4.13%, 8/15/96                                       5,000         5,006
                                                                                                 11,006
TEXAS                                                                 10.52%
  Brazos Harbor Industrial Development Series 1986,
     3.75%, 2/12/96                                                                 3,700         3,700
  Harris County Health Care, 3.55%, 2/28/96                                         4,700         4,700
  Harris County Health Care, 3.30%, 4/10/96                                         3,000         3,000
  Houston Water & Sewer Series A, 3.20%, 4/11/96                                    2,500         2,500
  San Antonio Electric & Gas Series A,
     3.85%, 2/08/96                                                                 3,300         3,300
  San Antonio Electric & Gas Series A,
     3.45%, 3/11/96                                                                 3,600         3,600
  State of Texas TRANS Series A, 4.75%, 3/11/96                                     8,000         8,033
  Texas A&M University Series B, 3.55%, 2/26/96                                     3,000         3,000
                                                                                                 31,833
UTAH                                                                   1.32%
  Emory County PCR Pacific Corporation Project,
     3.50%, 2/15/96                                                                 4,000         4,000

VIRGINIA                                                               8.18%
  City of Richmond RANS Series 1996A,
     4.00%, 6/28/96                                                                 5,000         5,014

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 1996 (UNAUDITED)
(IN THOUSANDS)

                                                                 Percent of      Principal      Value
                                                                 Net Assets       Amount       (Note 2)
OTHER TAX-EXEMPT SECURITIES (CONTINUED)

  VIRGINIA (CONTINUED)

  Commonwealth of Virginia GO Series 1995,
     3.65%, 2/12/96                                                               $ 4,600      $  4,600
  Peninsula Port Authority, 3.55%, 7/01/16                                          3,135         3,135
  Virginia State Housing Development Series D,
     3.75%, 3/04/96                                                                 7,000         7,000
  York County IDA PCR, 3.60%, 3/07/96                                               5,000         5,000
                                                                                                 24,749
WEST VIRGINIA                                                          6.61%
  West Virginia HDA, 3.45% - 3.70%,
     2/01/96 - 3/01/96                                                             20,000        20,000

OTHER                                                                  1.32%
  PNC Municash, 3.46%, 2/01/96                                                      4,000         4,000
TOTAL OTHER TAX-EXEMPT SECURITIES                                                               180,139
TOTAL INVESTMENTS (COST $312,202)                               103.14%                         312,202
OTHER ASSETS LESS LIABILITIES                                    (3.14%)                          (9,517)
NET ASSETS                                                      100.00%                        $302,685

NOTES TO PORTFOLIOS OF INVESTMENTS

(a) Floating Rate Securities -- The rates shown are the effective rates at January 31, 1996.

(b) Interest rates represent annualized yield to date of maturity, except for variable rate securities described in (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

INVESTMENT ABBREVIATIONS

DFA - Development Finance Authority                       IDB - Industrial Development Board
GO - General Obligation                                   IDR - Industrial Development Revenue
HDA - Housing Development Authority                       PCR - Pollution Control Revenue
HFA - Housing Finance Authority                           RANS - Revenue Anticipation Note
IDA - Industrial Development Authority                    TRANS - Tax and Revenue Anticipation Note

SEE NOTES TO FINANCIAL STATEMENTS.

CASH RESOURCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 1996 (UNAUDITED)
(IN THOUSANDS)

                                                                                U.S.
                                                             Money           Government           Tax-Exempt
                                                             Market         Money Market         Money Market
                                                              Fund              Fund                 Fund

ASSETS
  Investments, at amortized cost (Note 2)
     Investment securities                                  $471,473         $   690,039           $ 312,202
     Repurchase agreements                                    46,471             636,237                   -
     Total Investments                                       517,944           1,326,276             312,202
  Interest receivable                                            520               4,558               1,775
  Deferred expenses (Note 2)                                      78                 365                  80
  Other                                                          302                 391                 190
     Total assets                                            518,844           1,331,590             314,247

LIABILITIES
  Payables
     Dividends                                                 1,027               2,544                 331
     Securities purchased                                          -                   -              11,150
     Accrued distribution fee (Note 3)                            32                  83                  16
     Accrued expenses and other liabilities                      101                 153                  65
     Total liabilities                                         1,160               2,780              11,562
NET ASSETS                                                  $517,684         $ 1,328,810           $ 302,685

  Shares outstanding                                         517,684           1,328,863             302,688
  Net asset value per share                                 $   1.00         $      1.00           $    1.00

SEE NOTES TO FINANCIAL STATEMENTS.

CASH RESOURCE TRUST
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 1996 (UNAUDITED)
(IN THOUSANDS)

                                                          Money      U.S. Government      Tax-Exempt
                                                         Market       Money Market       Money Market
                                                          Fund            Fund               Fund

INVESTMENT INCOME
  Interest                                               $13,955         $36,434            $5,259

EXPENSES
  Distribution fee (Note 3)                                  908           2,386               457
  Transfer agent fee (Note 3)                                341           1,606               130
  Management fee (Note 3)                                    526           1,275               305
  Custodian and accounting fees                               95             324                76
  Shareholder reports                                         34             117                26
  Professional fees                                            7              19                 4
  Registration fees                                           36              97                33
  Organizational expenses                                      6              28                 6
  Directors' fees                                              5               8                 4
  Other                                                        5              20                 5
     Total expenses                                        1,963           5,880             1,046
NET INVESTMENT INCOME                                     11,992          30,554             4,213
Net increase in net assets resulting from operations     $11,992         $30,554            $4,213

SEE NOTES TO FINANCIAL STATEMENTS.

CASH RESOURCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)


                                      MONEY                 U.S. GOVERNMENT              TAX-EXEMPT
                                     MARKET                  MONEY MARKET               MONEY MARKET
                                      FUND                       FUND                       FUND
                              Six Months                Six Months                 Six Months
                                Ended         Year         Ended         Year         Ended         Year
                               1/31/96       Ended        1/31/96       Ended        1/31/96       Ended
                             (Unaudited)    7/31/95     (Unaudited)    7/31/95     (Unaudited)    7/31/95

INCREASE IN NET ASSETS
OPERATIONS
  Net investment income      $    11,992   $   13,949   $   30,554    $   47,780    $   4,213    $    6,665
  Net realized gain (loss)
    on investments sold                -            4            -           (53)           -            (3)
      Increase in net
         assets from
         operations               11,992       13,953       30,554        47,727        4,213         6,662

DISTRIBUTIONS TO
  SHAREHOLDERS
  Net investment income          (11,992)     (13,949)     (30,554)      (47,780)      (4,213)       (6,665)
  Net realized gain on
    investments                        -           (4)           -             -            -             -

      Net decrease from
         distributions           (11,992)     (13,953)     (30,554)      (47,780)      (4,213)       (6,665)

CAPITAL SHARE TRANSACTIONS
  (AT $1.00 PER SHARE)
  Net proceeds from sale of
    shares                     1,393,241    1,715,060    2,715,867     4,322,307      611,390     1,029,842
  Reinvestment of dividends       11,800       13,420       30,330        46,908        4,199         6,528
  Cost of shares redeemed     (1,310,014)  (1,498,083)  (2,634,077)   (4,060,291)    (579,799)     (965,174)
      Change in net assets
         from capital share
         transactions             95,027      230,397      112,120       308,924       35,790        71,196
Net increase in net assets        95,027      230,397      112,120       308,871       35,790        71,193

NET ASSETS
  Beginning of period            422,657      192,260    1,216,690       907,819      266,895       195,702
  End of period              $   517,684   $  422,657   $1,328,810    $1,216,690    $ 302,685    $  266,895

SEE NOTES TO FINANCIAL STATEMENTS.

CASH RESOURCE TRUST
FINANCIAL HIGHLIGHTS
                                                                                    Money
                                                                                    Market
                                                                                     Fund

                                                                      Six
                                                                    Months
                                                                     Ended          Year          Period
                                                                    1/31/96        Ended           Ended
                                                                  (Unaudited)     7/31/95        7/31/94*

PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                              $      1.00     $   1.00     $        1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                  0.02         0.05              0.02

DISTRIBUTIONS
  Net investment income                                                 (0.02)       (0.05)            (0.02)

NET ASSET VALUE, END OF PERIOD                                    $      1.00     $   1.00     $        1.00

Total Return                                                             2.55%        4.97%             1.83%

Ratios / Supplemental Data

Net assets, end of period (in thousands)                          $   517,684     $422,657     $     192,260

Ratio of expenses to average net assets                                  0.82%(a)     0.82%             0.89%(a)

Ratio of expenses to average net assets excluding waivers                0.82%(a)     0.82%             0.93%(a)

Ratio of net investment income to average net assets                     5.00%(a)     4.96%             2.96%(a)


(a) Annualized.

* For the period from December 20, 1993 (commencement of operations) to July 31, 1994.

SEE NOTES TO FINANCIAL STATEMENTS.


              U.S. Government                               Tax-Exempt
               Money Market                                Money Market
                   Fund                                       Fund

    Six                                        Six
  Months                                      Months
   Ended           Year         Period         Ended          Year          Period
  1/31/96         Ended         Ended         1/31/96        Ended           Ended
(Unaudited)      7/31/95       7/31/94*     (Unaudited)     7/31/95        7/31/94*

$      1.00     $     1.00     $   1.00     $      1.00     $   1.00     $        1.00
       0.02           0.05         0.02            0.01         0.03              0.01

      (0.02)         (0.05)       (0.02)          (0.01)       (0.03)            (0.01)

$      1.00     $     1.00     $   1.00     $      1.00     $   1.00     $        1.00

       2.47%          4.82%        1.82%           1.55%        3.05%             1.16%


$ 1,328,810     $1,216,690     $907,819     $   302,685     $266,895     $     195,702

       0.92%(a)       0.88%        0.80%(a)        0.75%(a)     0.72%             0.65%(a)

       0.92%(a)       0.88%        0.83%(a)        0.75%(a)     0.74%             0.74%(a)

       4.85%(a)       4.75%        2.91%(a)        3.03%(a)     3.01%             1.87%(a)

CASH RESOURCE TRUST
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1996 (UNAUDITED)

NOTE 1: ORGANIZATION
Cash Resource Trust ("Trust") was organized on June 14, 1993 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of three separate diversified funds (hereinafter each individually referred to as a "Fund" or collectively as the "Funds") at January 31, 1996 as follows:

    Cash Resource Money Market Fund ("Money Market Fund")

    Cash Resource U.S. Government Money Market Fund ("U.S. Government Fund")

    Cash Resource Tax-Exempt Money Market Fund ("Tax-Exempt Fund")

The investment objective of each Fund is to seek current income consistent with preservation of capital and maintenance of liquidity.

The assets of each Fund of the Trust are segregated and a shareholder's interest is limited to the Fund in which shares are held.

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles which required management to make estimates and assumptions that affect amounts reported herein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Fund.

A. Valuation of Securities

Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

B. Repurchase Agreements

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book entry system, or to have segregated within the custodian bank's vault all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been

CASH RESOURCE TRUST
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's underlying securities to ensure the existence of a proper level of collateral.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

C. Security Transactions and Interest Income

Security transactions for the Funds are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

D. Expenses

Expenses arising in connection with a Fund are allocated to that Fund. Other Trust expenses are allocated among the Funds in proportion to their relative net assets.

E. Fund Share Valuation and Dividends to Shareholders

Fund shares are sold and redeemed on a continual basis at net asset value. The net asset value per share (NAV) of each Fund is determined daily as of 4:00 p.m. on each day that the New York Stock Exchange is open for trading. Each Fund determines its NAV by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding. Each Fund declares a daily dividend, equal to its net investment income for that day and payable at month end. Distributions from net realized capital gains, if any, are paid annually.

F. Federal Income Taxes

No provision for federal income taxes has been made since it is each Fund's policy to comply with the provisions applicable to regulated investment companies under the Internal Revenue Code and to distribute to its shareholders within the allowable time limit substantially all taxable income and realized capital gains.

At July 31, 1995, U.S. Government Fund for federal tax purposes, had a capital loss carryforward of approximately $54,000. Pursuant to the Code, such capital loss

CASH RESOURCE TRUST
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

carryforwards expire as follows: $1,000 in 2002 and $53,000 in 2003.

G. Deferred Expenses

Costs incurred by the Trust in connection with its initial share registration and organization costs were deferred by the Funds and are being amortized on a straight-line basis over a five year period through December 1998.

NOTE 3: INVESTMENT MANAGEMENT AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT MANAGEMENT AGREEMENT

Commonwealth Advisors, Inc. (formerly Cambridge Investment Advisors, Inc.) the Funds' investment adviser (Investment Adviser) provides investment advisory services to each of the Funds. Commonwealth Investment Counsel, Inc. ("Commonwealth"), an affiliate of the Investment Adviser, serves as sub-adviser to each of the Funds, pursuant to a sub-advisory agreement among the Investment Adviser, Commonwealth and the Trust. Commonwealth furnishes a continuing investment program for each of the Funds and makes investment decisions on their behalf. The Investment Adviser and Commonwealth are wholly-owned subsidiaries of Mentor Investment Group, Inc. ("Mentor") (formerly Investment Management Group, Inc.), which is in turn a wholly-owned subsidiary of Wheat First Butcher Singer, Inc. ("Wheat").

Each Fund pays management fees to the Investment Adviser monthly at the following annual rates, expressed as a percentage of average daily net assets:
0.22% of the first $500 million of each Fund's average net assets; 0.20% of the next $500 million; 0.175% of the next $1 billion; 0.16% of the next $1 billion; and 0.15% of any amounts over $3 billion. The Investment Adviser in turn pays fees from its own assets to Commonwealth monthly at the following annual rates (based on the assets of each Fund taken separately): 0.17% of the first $500 million of a Fund's average net assets; 0.15% of the next $500 million; 0.125% of the next $1 billion; 0.11% of the next $1 billion; and 0.10% of any amounts over $3 billion. The Investment Adviser may from time to time voluntarily waive some or all of its investment advisory fee and may terminate any such voluntary waiver at any time at its sole discretion. For the six months ended January 31, 1996, the Investment Adviser and sub-adviser earned the following advisory fees:

CASH RESOURCE TRUST
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

                          Adviser       Adviser Fee     Sub-Adviser
                            Fee         Voluntarily         Fee
                           Earned         Waived          Earned
Money Market Fund        $  525,631       $     -        $ 404,288
U.S. Government Fund      1,274,963             -          955,616
Tax-Exempt Fund             304,628             -          234,191


In addition, the Funds provide direct reimbursement to Mentor for certain accounting and operation related costs not covered under the Investment Management Agreement. For the six months ended January 31, 1996, the Money Market Fund, U.S. Government Fund and Tax-Exempt Fund paid $10,634, $28,058 and $6,620, respectively to Mentor for these direct reimbursements.

DISTRIBUTION AGREEMENT

Under a Distribution Agreement, Mentor Distributors, Inc. ("Mentor Distributors") (formerly, Cambridge Distributors, Inc.) a wholly-owned subsidiary of Mentor, was appointed Distributor for each Fund. To compensate Mentor Distributors for the services it provides and for the expenses it incurs under the Distribution Agreement, the Funds have adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, under which they pay a distribution fee, which is accrued daily and paid monthly at the annual rate of 0.38% of the Fund's average daily net assets for the Money Market Fund and U.S. Government Fund and 0.33% of the Fund's average daily net assets for the Tax-Exempt Fund.

TRANSFER AGENT AGREEMENT

Under a Transfer Agency Agreement, Investors Fiduciary Trust Company ("IFTC") serves as Transfer Agent and Dividend Disbursing Agent for each Fund. IFTC in turn compensates Wheat (from IFTC's own assets) for related services provided by Wheat directly to its clients. For the six months ended January 31, 1996, Wheat earned fees of $341,357, $1,605,046 and $129,043 respectively from the Money Market Fund, U.S. Government Fund and Tax-Exempt Fund.

SHAREHOLDER INFORMATION

TRUSTEES

Daniel J. Ludeman, TRUSTEE & CHAIRMAN
    Chairman and Chief Executive Officer
    Mentor Investment Group, Inc.

Arnold H. Dreyfuss, TRUSTEE
    former Chairman and
    Chief Executive Officer
    Hamilton Beach/Proctor-Silex, Inc.

Thomas F. Keller, TRUSTEE
    Dean, Fuqua School of Business
    Duke University

Louis W. Moelchert, Jr., TRUSTEE
    Vice President for Business & Finance
    University of Richmond

Stanley F. Pauley, Jr., TRUSTEE
    Chairman and Chief Executive Officer
    E. R. Carpenter Company, Incorporated

Troy A. Peery, Jr., TRUSTEE
    President
    Heilig-Meyers Company

Peter J. Quinn, Jr., TRUSTEE
    Managing Director
    Mentor Investment Group, Inc.

OFFICERS

Paul F. Costello, PRESIDENT
    Managing Director
    Mentor Investment Group, Inc.

Terry L. Perkins, TREASURER
    Vice President
    Mentor Investment Group, Inc.

John M. Ivan, SECRETARY
    Managing Director/Assistant General Counsel
    Wheat First Butcher Singer, Inc.

Michael A. Wade, ASSISTANT TREASURER
    Associate Vice President
    Mentor Investment Group, Inc.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus, which contains facts concerning the objective, policies, management fees, and expenses of the Trust and further information.

                                CASH RESOURCE TRUST
                               901 East Byrd Street
                                 Richmond, VA 23219

                                 [Mentor Logo]
                                      CASH
                                    RESOURCE
                                     TRUST

                               SEMI-ANNUAL REPORT
                                JANUARY 31, 1996


                            [Mentor Logo Background]